UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7994

Western Asset Global Partners Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	August 31,

Date of reporting period:	May 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET GLOBAL PARTNERS
INCOME FUND INC.

FORM N-Q

May 31, 2007

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited)

May 31, 2007

Face Amount	Security†	Value
CORPORATE BONDS & NOTES — 57.4%
Aerospace & Defense — 1.0%
$275,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$279,812
	DRS Technologies Inc., Senior Subordinated Notes:
675,000	6.875% due 11/1/13	683,437
65,000	6.625% due 2/1/16	65,813
	Hawker Beechcraft Acquisition Co.:
410,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	433,575
380,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	407,550
750,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	780,000
	Total Aerospace & Defense	2,650,187
Airlines — 0.8%
	Continental Airlines Inc.:
80,000	Notes, 8.750% due 12/1/11	78,800
	Pass-Through Certificates:
24,815	Series 1998-1, Class C, 6.541% due 9/15/08	24,800
212,629	Series 2000-2, Class C, 8.312% due 4/2/11	219,141
180,000	Series C, 7.339% due 4/19/14	182,250
	Delta Air Lines Inc., Pass-Through Certificates, Series 01-1:
376,067	6.619% due 3/18/11	381,473
891,000	7.111% due 9/18/11	923,299
310,000	7.711% due 9/18/11	316,781
	Total Airlines	2,126,544
Auto Components — 0.5%
480,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	429,600
970,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	989,400
	Total Auto Components	1,419,000
Automobiles — 1.8%
	Ford Motor Co.:
	Debentures:
315,000	8.875% due 1/15/22	282,713
595,000	8.900% due 1/15/32	531,037
2,100,000	Notes, 7.450% due 7/16/31	1,737,750
	General Motors Corp.:
375,000	Notes, 7.200% due 1/15/11	360,937
	Senior Debentures:
200,000	8.250% due 7/15/23	187,750
1,790,000	8.375% due 7/15/33	1,673,650
	Total Automobiles	4,773,837
Beverages — 0.2%
515,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	521,438
Building Products — 0.9%
	Ainsworth Lumber Co., Ltd.:
175,000	7.250% due 10/1/12	137,156
85,000	Senior Notes, 6.750% due 3/15/14	64,919
	Associated Materials Inc.:
740,000	Senior Discount Notes, step bond to yield 13.661% due 3/1/14	573,500
375,000	Senior Subordinated Notes, 9.750% due 4/15/12	394,687
400,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	399,000

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Security†	Value
Building Products — 0.9% (continued)
$1,195,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.545% due 3/1/14	$902,225
	Total Building Products	2,471,487
Capital Markets — 0.3%
	E*TRADE Financial Corp., Senior Notes:
540,000	7.375% due 9/15/13	564,975
130,000	7.875% due 12/1/15	140,725
	Total Capital Markets	705,700
Chemicals — 1.5%
500,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	530,000
760,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	779,000
345,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (a)	364,406
	Lyondell Chemical Co.:
	Senior Notes:
205,000	8.000% due 9/15/14	217,812
165,000	8.250% due 9/15/16	179,438
20,000	Senior Secured Notes, 10.500% due 6/1/13	21,950
450,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	499,500
1,130,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,130,000
185,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	183,150
	Total Chemicals	3,905,256
Commercial Banks — 2.2%
1,150,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	1,158,625
300,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(c)	302,674
740,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	732,889
316,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(c)	308,823
	Russian Agricultural Bank, Loan Participation Notes:
1,686,000	6.299% due 5/15/17 (a)	1,695,273
1,011,000	7.175% due 5/16/13 (a)	1,072,924
	TuranAlem Finance BV:
125,000	8.250% due 1/22/37 (a)	124,650
530,000	Bonds, 8.250% due 1/22/37 (a)	526,025
	Total Commercial Banks	5,921,883
Commercial Services & Supplies — 1.1%
675,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	688,500
	Allied Waste North America Inc., Senior Notes:
75,000	6.875% due 6/1/17	76,781
175,000	Series B, 7.250% due 3/15/15	181,563
75,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	79,500
649,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	699,297
675,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	739,125
460,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	496,800
2,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)	2,000
	Total Commercial Services & Supplies	2,963,566
Communications Equipment — 0.3%
880,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	819,500

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Security†	Value
Consumer Finance — 2.1%
	Ford Motor Credit Co.:
	Notes:
$100,000	7.875% due 6/15/10	$101,032
295,000	7.000% due 10/1/13	282,666
	Senior Notes:
862,000	10.605% due 6/15/11 (c)	943,857
90,000	9.875% due 8/10/11	96,491
170,000	8.105% due 1/13/12 (c)	170,992
360,000	8.000% due 12/15/16	357,927
	General Motors Acceptance Corp.:
2,085,000	Bonds, 8.000% due 11/1/31	2,297,040
1,300,000	Notes, 6.875% due 8/28/12	1,307,747
	Total Consumer Finance	5,557,752
Containers & Packaging — 1.3%
500,000	Berry Plastics Corp., Senior Term Loan, 11.610% due 6/15/14	486,250
800,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	828,000
625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	667,969
75,000	Owens-Brockway Glass Container Inc., Senior Notes, 8.250% due 5/15/13	79,500
175,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	180,906
260,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	278,200
325,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	2,844
830,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17 (a)	840,375
	Total Containers & Packaging	3,364,044
Diversified Consumer Services — 0.5%
	Education Management LLC/Education Management Finance Corp.:
295,000	Senior Notes, 8.750% due 6/1/14	314,913
575,000	Senior Subordinated Notes, 10.250% due 6/1/16	629,625
	Service Corp. International:
90,000	Debentures, 7.875% due 2/1/13	94,327
	Senior Notes:
180,000	7.625% due 10/1/18	191,700
130,000	7.500% due 4/1/27 (a)	129,350
	Total Diversified Consumer Services	1,359,915
Diversified Financial Services — 1.9%
180,000	Ameripath Intermediate Holdings Inc., Senior Notes, 10.650% due 2/15/14 (a)(c)	181,350
535,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	555,063
335,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	344,213
130,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	138,125
440,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	458,150
315,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	322,875
355,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	363,917
150,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	154,875
760,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	799,140
132,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	139,920
270,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	295,482
600,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.044% due 10/1/15	511,500

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Security†	Value
Diversified Financial Services — 1.9% (continued)
$755,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	$794,637
	Total Diversified Financial Services	5,059,247
Diversified Telecommunication Services — 4.1%
	Axtel SAB de CV:
70,000	11.000% due 12/15/13	78,400
100,000	7.625% due 2/1/17 (a)	101,250
1,000,000	Senior Notes, 7.625% due 2/1/17 (a)	1,012,500
690,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	693,450
110,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	103,400
	Citizens Communications Co.:
15,000	7.050% due 10/1/46	13,050
610,000	Senior Notes, 7.875% due 1/15/27	629,825
585,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	675,675
	Intelsat Bermuda Ltd.:
485,000	9.250% due 6/15/16	539,563
	Senior Notes:
160,000	8.872% due 1/15/15 (c)	164,400
1,005,000	11.250% due 6/15/16	1,153,237
195,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	211,575
	Level 3 Financing Inc., Senior Notes:
90,000	9.250% due 11/1/14 (a)	94,388
380,000	9.150% due 2/15/15 (a)(c)	388,550
385,000	8.750% due 2/15/17 (a)	397,031
415,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	451,831
	NTL Cable PLC, Senior Notes:
10,000	8.750% due 4/15/14	10,625
690,000	9.125% due 8/15/16	753,825
	Qwest Communications International Inc., Senior Notes:
60,000	7.500% due 2/15/14	62,250
285,000	Series B, 7.500% due 2/15/14	295,688
	Qwest Corp.:
285,000	Debentures, 6.875% due 9/15/33	275,025
995,000	Notes, 8.875% due 3/15/12	1,096,987
845,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	790,075
45,000	Umbrella Acquisition Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	46,800
75,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	88,125
795,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	872,512
	Total Diversified Telecommunication Services	11,000,037
Electric Utilities — 0.8%
	Enersis SA, Notes:
307,000	7.375% due 1/15/14	328,231
472,000	7.400% due 12/1/16	511,921
192,004	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	210,364
370,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	427,813
590,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	590,737
	Total Electric Utilities	2,069,066
Electrical Equipment — 0.1%
140,000	Belden CDT Inc., Senior Subordinated Notes, 7.000% due 3/15/17 (a)	144,041

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Security†	Value
Electronic Equipment & Instruments — 0.2%
	NXP BV/NXP Funding LLC:
$110,000	Senior Notes, 9.500% due 10/15/15 (a)	$114,400
350,000	Senior Secured Bonds, 7.875% due 10/15/14 (a)	362,250
	Total Electronic Equipment & Instruments	476,650
Energy Equipment & Services — 0.6%
445,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	465,025
507,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	518,407
230,000	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (a)(c)	238,050
170,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	175,100
175,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	181,125
70,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	82,161
	Total Energy Equipment & Services	1,659,868
Food & Staples Retailing — 0.2%
365,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	453,589
Food Products — 0.3%
800,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	796,000
Gas Utilities — 0.3%
815,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	812,963
Health Care Equipment & Supplies — 0.1%
285,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	282,506
Health Care Providers & Services — 3.1%
600,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	657,000
855,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	880,650
	HCA Inc.:
	Debentures:
400,000	7.500% due 12/15/23	359,930
175,000	7.500% due 11/15/95	144,913
	Notes:
610,000	6.375% due 1/15/15	539,850
35,000	7.690% due 6/15/25	32,059
	Senior Notes:
4,000	6.250% due 2/15/13	3,735
255,000	6.500% due 2/15/16	225,675
	Senior Secured Notes:
475,000	9.250% due 11/15/16 (a)	521,906
495,000	9.625% due 11/15/16 (a)(b)	546,975
975,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,028,625
	Tenet Healthcare Corp., Senior Notes:
754,000	7.375% due 2/1/13	714,415
905,000	9.875% due 7/1/14	932,150
725,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	763,062
	Universal Hospital Services Inc., Secured Notes:
130,000	8.500% due 6/1/15 (a)(b)	133,413
130,000	8.759% due 6/1/15 (a)(c)	132,600
585,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)(c)	582,806
	Total Health Care Providers & Services	8,199,764

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Security†	Value
Hotels, Restaurants & Leisure — 3.5%
$400,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	$405,500
455,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	466,375
425,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	439,344
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	129,375
315,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	318,937
675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	722,250
215,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	237,575
280,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	289,800
475,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	450,062
770,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	837,375
700,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	696,500
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	540,375
	MGM MIRAGE Inc.:
95,000	7.500% due 6/1/16	94,050
	Senior Notes:
210,000	6.750% due 9/1/12	208,950
710,000	7.625% due 1/15/17	704,675
55,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	55,275
675,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	706,219
610,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	689,300
60,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	63,750
125,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	130,000
	Snoqualmie Entertainment Authority, Senior Secured Notes:
125,000	9.150% due 2/1/14 (a)(c)	128,438
120,000	9.125% due 2/1/15 (a)	125,700
	Station Casinos Inc.:
185,000	Senior Notes, 7.750% due 8/15/16	191,937
	Senior Subordinated Notes:
475,000	6.500% due 2/1/14	442,344
100,000	6.625% due 3/15/18	90,500
	Total Hotels, Restaurants & Leisure	9,164,606
Household Durables — 1.0%
55,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	56,444
1,250,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)	0
445,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	456,125
	K Hovnanian Enterprises Inc., Senior Notes:
465,000	7.500% due 5/15/16	455,700
320,000	8.625% due 1/15/17	334,400
485,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	509,250
695,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.838% due 9/1/12	651,562
200,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	210,000
	Total Household Durables	2,673,481
Household Products — 0.3%
	Nutro Products Inc.:
125,000	Senior Notes, 9.370% due 10/15/13 (a)(c)	131,875
375,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	431,250

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Security†	Value
Household Products — 0.3% (continued)
$325,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	$341,250
	Total Household Products	904,375
Independent Power Producers & Energy Traders — 2.5%
145,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	144,961
	AES Corp.:
	Senior Notes:
400,000	8.750% due 6/15/08	412,500
175,000	9.500% due 6/1/09	187,031
300,000	9.375% due 9/15/10	330,000
140,000	8.875% due 2/15/11	151,550
130,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	139,100
	Dynegy Holdings Inc.:
480,000	Senior Debentures, 7.625% due 10/15/26	465,600
520,000	Senior Notes, 7.750% due 6/1/19 (a)	517,400
	Edison Mission Energy, Senior Notes:
70,000	7.500% due 6/15/13	72,275
460,000	7.750% due 6/15/16	480,700
350,000	7.200% due 5/15/19 (a)	350,438
370,000	7.625% due 5/15/27 (a)	376,475
950,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,009,375
	NRG Energy Inc., Senior Notes:
275,000	7.250% due 2/1/14	283,250
1,355,000	7.375% due 2/1/16	1,409,200
135,000	7.375% due 1/15/17	140,569
	TXU Corp., Senior Notes:
120,000	Series Q, 6.500% due 11/15/24	103,569
30,000	Series R, 6.550% due 11/15/34	25,443
	Total Independent Power Producers & Energy Traders	6,599,436
Industrial Conglomerates — 0.0%
500,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (d)(e)(f)	0
Insurance — 0.1%
300,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17 (a)	303,750
Internet & Catalog Retail — 0.2%
656,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	660,920
IT Services — 0.5%
	SunGard Data Systems Inc.:
479,000	Senior Notes, 9.125% due 8/15/13	511,333
810,000	Senior Subordinated Notes, 10.250% due 8/15/15	889,987
	Total IT Services	1,401,320
Leisure Equipment & Products — 0.1%
360,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	351,450
Machinery — 0.1%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	176,375
Media — 5.8%
	Affinion Group Inc.:
860,000	Senior Notes, 10.125% due 10/15/13	946,000
95,000	Senior Subordinated Notes, 11.500% due 10/15/15	106,638
920,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	1,054,550
1,250,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	1,268,750
804,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	878,370

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Security†	Value
Media — 5.8% (continued)
	CCH II LLC/CCH II Capital Corp., Senior Notes:
$680,000	10.250% due 9/15/10	$727,600
441,000	10.250% due 10/1/13	491,715
200,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	209,000
210,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	218,400
300,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	316,500
635,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	650,875
	CSC Holdings Inc.:
920,000	Senior Debentures, Series B, 8.125% due 8/15/09	957,950
	Senior Notes, Series B:
50,000	7.625% due 4/1/11	51,500
375,000	6.750% due 4/15/12	372,187
635,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	692,944
	EchoStar DBS Corp., Senior Notes:
45,000	7.000% due 10/1/13	46,294
350,000	6.625% due 10/1/14	350,875
960,000	7.125% due 2/1/16	990,000
520,000	Globo Communicaco e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	516,693
130,000	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (a)(c)	136,175
675,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	675,000
455,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	469,787
200,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	211,000
	R.H. Donnelley Corp.:
	Senior Discount Notes:
100,000	Series A-1, 6.875% due 1/15/13	99,000
200,000	Series A-2, 6.875% due 1/15/13	198,000
650,000	Senior Notes, Series A-3, 8.875% due 1/15/16	703,625
	Rainbow National Services LLC:
760,000	Senior Notes, 8.750% due 9/1/12 (a)	815,100
100,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	112,750
465,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	484,762
125,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	124,063
	XM Satellite Radio Inc., Senior Notes:
150,000	9.856% due 5/1/13 (c)	148,312
325,000	9.750% due 5/1/14	328,250
	Total Media	15,352,665
Metals & Mining — 1.5%
50,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	56,000
1,850,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,025,750
910,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,026,025
430,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	455,800
430,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	453,650
	Total Metals & Mining	4,017,225
Multiline Retail — 0.4%
	Neiman Marcus Group Inc.:
190,000	Senior Notes, 9.000% due 10/15/15 (b)	209,475
725,000	Senior Subordinated Notes, 10.375% due 10/15/15	819,250
	Total Multiline Retail	1,028,725

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2007

Face
Amount	Security†	Value
Oil, Gas & Consumable Fuels — 6.8%
$765,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	$791,775
	Chesapeake Energy Corp., Senior Notes:
1,005,000	6.625% due 1/15/16	1,023,844
170,000	6.500% due 8/15/17	169,150
120,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	126,138
165,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	173,456
400,000	Corral Finans AB, 6.855% due 4/15/10 (a)(b)(c)	407,000
	El Paso Corp.:
	Medium-Term Notes:
900,000	7.800% due 8/1/31	991,624
475,000	7.750% due 1/15/32	523,315
825,000	Notes, 7.875% due 6/15/12	884,028
	Enterprise Products Operating LP:
85,000	7.034% due 1/15/68 (c)	84,472
350,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	381,164
670,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	680,050
	Gazprom, Loan Participation Notes:
1,240,000	6.212% due 11/22/16 (a)	1,243,100
260,000	Senior Notes, 6.510% due 3/7/22 (a)	265,200
450,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	466,875
375,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	398,437
635,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	670,719
	Mariner Energy Inc., Senior Notes:
260,000	7.500% due 4/15/13	260,650
120,000	8.000% due 5/15/17	123,000
70,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	74,900
75,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	77,625
315,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	336,263
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	325,500
	Pemex Project Funding Master Trust:
715,000	6.125% due 8/15/08	720,362
500,000	Senior Notes, 5.948% due 12/3/12 (a)(c)	506,375
350,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	378,000
	Petroplus Finance Ltd.:
160,000	6.750% due 5/1/14 (a)	161,000
260,000	7.000% due 5/1/17 (a)	263,250
400,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13	422,000
450,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	448,875
820,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	862,025
30,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	30,300
645,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	661,125
200,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	209,876
725,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	706,875
	Williams Cos. Inc.:
	Notes:
1,400,000	7.875% due 9/1/21	1,575,000
260,000	8.750% due 3/15/32	310,700
300,000	Senior Notes, 7.625% due 7/15/19	330,750
	Total Oil, Gas & Consumable Fuels	18,064,798
Paper & Forest Products — 1.4%
	Abitibi-Consolidated Co. of Canada:
415,000	6.000% due 6/20/13	346,525
250,000	Senior Notes, 8.375% due 4/1/15	223,750
	Abitibi-Consolidated Inc.:

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2007

Face
Amount	Security†	Value
Paper & Forest Products — 1.4% (continued)
$110,000	7.400% due 4/1/18	$89,650
60,000	Debentures, 8.850% due 8/1/30	51,225
735,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	779,100
	NewPage Corp.:
610,000	Senior Secured Notes, 11.606% due 5/1/12 (c)	680,912
320,000	Senior Subordinated Notes, 12.000% due 5/1/13	356,800
600,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	623,250
575,000	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	618,125
	Total Paper & Forest Products	3,769,337
Pharmaceuticals — 0.4%
975,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	965,250
Real Estate Investment Trusts (REITs) — 0.5%
20,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	20,500
505,000	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	505,631
190,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	182,400
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
190,000	6.500% due 6/1/16	192,850
440,000	6.750% due 4/1/17	453,200
	Total Real Estate Investment Trusts (REITs)	1,354,581
Real Estate Management & Development — 0.5%
285,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	270,750
	Realogy Corp., Senior Notes:
130,000	10.500% due 4/15/14 (a)	130,813
960,000	12.375% due 4/15/15 (a)	938,400
	Total Real Estate Management & Development	1,339,963
Road & Rail — 1.1%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
805,000	9.375% due 5/1/12	873,425
30,000	12.500% due 6/15/12	32,100
	Hertz Corp.:
735,000	Senior Notes, 8.875% due 1/1/14	794,719
900,000	Senior Subordinated Notes, 10.500% due 1/1/16	1,020,375
	Kansas City Southern de Mexico, Senior Notes:
40,000	7.625% due 12/1/13 (a)	40,950
25,000	7.375% due 3/1/14 (a)	25,437
100,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	102,750
	Total Road & Rail	2,889,756
Semiconductors & Semiconductor Equipment — 0.2%
440,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	442,750
Software — 0.4%
550,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	552,750
514,725	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (a)(b)(c)	531,454
	Total Software	1,084,204
Specialty Retail — 0.4%
	AutoNation Inc., Senior Notes:
185,000	7.356% due 4/15/13 (c)	187,775
95,000	7.000% due 4/15/14	96,425
435,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	433,369

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2007

Face
Amount	Security†	Value
Specialty Retail — 0.4% (continued)
$240,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	$268,200
	Total Specialty Retail	985,769
Textiles, Apparel & Luxury Goods — 0.6%
	Levi Strauss & Co., Senior Notes:
725,000	9.750% due 1/15/15	791,156
50,000	8.875% due 4/1/16	53,313
325,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	339,625
425,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	364,437
	Total Textiles, Apparel & Luxury Goods	1,548,531
Tobacco — 0.2%
	Alliance One International Inc., Senior Notes:
45,000	8.500% due 5/15/12 (a)	46,575
320,000	11.000% due 5/15/12	355,200
	Total Tobacco	401,775
Trading Companies & Distributors — 0.6%
315,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	342,563
355,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	385,175
690,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	762,450
	Total Trading Companies & Distributors	1,490,188
Transportation Infrastructure — 0.3%
	Saint Acquisition Corp., Secured Notes:
80,000	13.107% due 5/15/15 (a)(c)	77,600
625,000	12.500% due 5/15/17 (a)	614,063
	Total Transportation Infrastructure	691,663
Wireless Telecommunication Services — 1.8%
200,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	209,500
125,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	132,344
680,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	695,164
70,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	74,727
	Rural Cellular Corp.:
210,000	Senior Notes, 9.875% due 2/1/10	221,812
300,000	Senior Secured Notes, 8.250% due 3/15/12	317,250
380,000	Senior Subordinated Notes, 8.360% due 6/1/13 (a)(c)	382,850
2,110,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	2,262,975
480,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	516,768
	Total Wireless Telecommunication Services	4,813,390
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $149,362,982)	151,990,123
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
987,700	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (d)(e)(f)
	(Cost - $987,700)	0
CONVERTIBLE BONDS & NOTES — 0.1%
Automobiles — 0.1%
160,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36
	(Cost - $160,000)	183,000

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2007

Face
Amount	Security†	Value
SOVEREIGN BONDS — 41.4%
Argentina — 2.3%
	Republic of Argentina:
$4,199,000	Bonds, Series VII, 7.000% due 9/12/13	$4,036,755
1,193,290	Discount Notes, 8.280% due 12/31/33 (g)	1,250,568
5,670,000	GDP Linked Securities, 1.330% due 12/15/35 (c)	898,695
	Total Argentina	6,186,018
Brazil — 12.0%
	Federative Republic of Brazil:
8,760,000	7.125% due 1/20/37	9,887,850
5,294,000	11.000% due 8/17/40 (g)	7,097,930
	Collective Action Securities:
2,185,000	8.750% due 2/4/25	2,825,205
10,655,000	Notes, 8.000% due 1/15/18 (g)	11,912,290
	Total Brazil	31,723,275
Colombia — 1.6%
	Republic of Colombia:
1,451,000	10.000% due 1/23/12 (g)	1,708,915
525,000	10.750% due 1/15/13	651,394
63,000	10.375% due 1/28/33	94,500
1,625,000	7.375% due 9/18/37	1,818,375
	Total Colombia	4,273,184
Ecuador — 0.5%
1,631,000	Republic of Ecuador, 10.000% due 8/15/30 (a)	1,464,638
El Salvador — 0.8%
	Republic of El Salvador:
1,555,000	7.750% due 1/24/23 (a)	1,815,463
330,000	8.250% due 4/10/32 (a)	410,850
	Total El Salvador	2,226,313
Indonesia — 0.2%
500,000	Republic of Indonesia, 8.500% due 10/12/35 (a)	619,375
Mexico — 5.5%
	United Mexican States:
800,000	11.375% due 9/15/16	1,137,500
	Medium-Term Notes:
7,890,000	5.625% due 1/15/17	7,907,752
	Series A:
1,476,000	6.625% due 3/3/15 (g)	1,584,486
3,518,000	6.750% due 9/27/34	3,918,173
	Total Mexico	14,547,911
Panama — 1.8%
	Republic of Panama:
4,000	9.625% due 2/8/11	4,528
1,625,000	7.250% due 3/15/15	1,771,250
243,000	9.375% due 4/1/29	331,391
2,434,000	6.700% due 1/26/36	2,567,870
	Total Panama	4,675,039
Peru — 0.7%
	Republic of Peru:
381,000	Bonds, 6.550% due 3/14/37	397,764

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2007

Face
Amount	Security†	Value
Peru — 0.7% (continued)
$1,200,000	Global Bonds, 7.350% due 7/21/25	$1,386,000
	Total Peru	1,783,764
Russia — 4.4%
	Russian Federation:
1,455,000	11.000% due 7/24/18 (a)	2,069,737
540,000	12.750% due 6/24/28 (a)	979,425
7,647,112	7.500% due 3/31/30 (a)	8,586,178
	Total Russia	11,635,340
Turkey — 6.9%
	Republic of Turkey:
78,000	7.000% due 6/5/20	79,658
751,000	11.875% due 1/15/30 (g)	1,171,560
416,000	Bonds, 7.000% due 9/26/16	427,440
9,650,000	Collective Action Securities, Notes, 7.375% due 2/5/25	10,023,937
6,737,000	Notes, 6.875% due 3/17/36	6,526,469
	Total Turkey	18,229,064
Uruguay — 0.6%
1,431,761	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	1,628,628
Venezuela — 4.1%
	Bolivarian Republic of Venezuela:
3,733,000	8.500% due 10/8/14 (g)	3,980,311
4,267,000	5.750% due 2/26/16 (g)	3,829,632
233,000	7.650% due 4/21/25	234,049
	Collective Action Securities:
1,982,000	9.375% due 1/13/34 (g)	2,311,508
391,000	Notes, 10.750% due 9/19/13	456,786
	Total Venezuela	10,812,286
	TOTAL SOVEREIGN BONDS
	(Cost — $104,714,313)	109,804,835
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.5%
U.S. Government Obligation — 0.5%
1,275,000	U.S. Treasury Notes, 4.625% due 5/31/12
	(Cost - $1,268,675)	1,269,622

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,349,235	Home Interiors & Gifts Inc. (e)(f)*	13,492
10,194	Mattress Discounters Corp. (e)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	13,492
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
688	Imperial Sugar Co.	19,553
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc. (e)(f)*	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
12,166	Axiohm Transaction Solutions Inc. (e)(f)*	0
	TOTAL COMMON STOCKS
	(Cost — $1,136,714)	33,045

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2007

Shares	Security†	Value
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
22	ION Media Networks Inc., 14.250% (b)*	$192,500
Textiles, Apparel & Luxury Goods — 0.0%
12	Anvil Holdings Inc., Class B, 13.000% (e)(f)*	12
	TOTAL CONSUMER DISCRETIONARY	192,512
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
6,800	Preferred Plus, Series FRD-1, 7.400%	122,196
300	Saturns, Series F 2003-5, 8.125%	5,922
4,091	TCR Holdings Corp., Class B Shares, 0.000% (e)(f)*	4
2,250	TCR Holdings Corp., Class C Shares, 0.000% (e)(f)*	2
5,932	TCR Holdings Corp., Class D Shares, 0.000% (e)(f)*	6
12,271	TCR Holdings Corp., Class E Shares, 0.000% (e)(f)*	13
	TOTAL FINANCIALS	128,143
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc., 0.000% (e)(f)*	0
	TOTAL PREFERRED STOCKS
	(Cost — $272,668)	320,655
CONVERTIBLE PREFERRED STOCKS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
828	Chesapeake Energy Corp., 6.250%
	(Cost - $208,044)	236,705
ESCROWED SHARES — 0.0%
$1,750,000	Breed Technologies Inc. (d)(e)(f)*	0
625,000	Pillowtex Corp. (d)(e)(f)*	0
397,208	Vlasic Foods International Inc. (d)(e)(f)*	0
	TOTAL ESCROWED SHARES
	(Cost — $0)	0

Warrants
WARRANTS — 0.1%
9,125	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	342,187
1,872,290	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (e)(f)*	2
1,000	Mattress Discounters Co., Expires 7/15/07(a)(e)(f)*	0
4,202	Pillowtex Corp., Expires 11/24/09(e)(f)*	0
750	UbiquiTel Inc., Expires 4/15/10(a)(e)(f)*	8
	TOTAL WARRANTS
	(Cost — $44,998)	342,197
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $258,156,094)	264,180,182

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2007

Face
Amount	Security†	Value
SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$807,000

Nomura Securities International Inc. tri-party repurchase agreement dated 5/31/07, 5.200% due 6/1/07; Proceeds at maturity - $807,117; (Fully collateralized by U.S. government agency obligation, 9.375% due 10/15/20; Market value - $823,247)

	(Cost - $807,000)	$807,000
	TOTAL INVESTMENTS — 100.0% (Cost — $258,963,094#)	$264,987,182

†	All securities are segregated pursuant to a revolving credit facility, extended settlements and for reverse repurchase agreements.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.
(d)	Security is currently in default.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
GDP - Gross Domestic Product

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) (formerly known as Salomon Brothers Global Partners Income Fund Inc.) was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield U.S. and non-U.S. corporate debt securities and high-yield foreign sovereign debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Loan Participations.  The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,980,029
Gross unrealized depreciation	(6,955,941)
Net unrealized appreciation	$6,024,088

Transactions in reverse repurchase agreements for the Fund during the period ended May 31, 2007 were as follows:

Average Weighted Maximum	Daily Average Amount	Balance Interest Rate Outstanding
$24,486,379	4.810%	$30,635,499

Interest rates on reverse repurchase agreements ranged from 0.000% to 5.350% during the period ended May 31, 2007.

At May 31, 2007, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$989,000	Reverse Repurchase Agreement with Credit Suisse,
	dated 11/20/06 bearing 5.30% to be repurchased at an amount and date to be determined,
	collateralized by: $1.000,000 United Mexican States,
	Medium-Term Notes, Series A, 6.625% due 3/3/15;
	Market value (including accrured interest) $1,089,702	$989,000
3,603,600	Reverse Repurchase Agreement with Credit Suisse,
	dated 1/9/07 bearing 5.350% to be repurchased at $3,682,324
	on 6/5/07, collateralized by: $3,500,000 Bolivarian Republic
	of Venezuela, 8.500% due 10/8/14;
	Market value (including accrured interest) $3,775,792	3,603,600
10,396,000	Reverse Repurchase Agreement with Credit Suisse,
	dated 4/20/07 bearing 5.300% to be repurchased at an amount and date to be determined,
	collateralized by: $10,000,000 Federative Republic
	of Brazil, 8.000% due 1/15/18;
	Market value (including accrured interest) $11,482,762	10,396,000
1,187,865	Reverse Repurchase Agreement with Credit Suisse,
	dated 5/4/07 bearing 5.150% to be repurchased at an amount and date to be determined,
	collateralized by: $1,050,000 Republic of
	Argentina, 8.280% due 12/31/33;
	Market value (including accrured interest) $1,137,083	1,187,865
1,577,672	Reverse Repurchase Agreement with Credit Suisse,
	dated 5/8/07 bearing 5.300% to be repurchased at an amount and date to be determined,
	collateralized by: $1,451,000 Republic of
	Columbia, 10.000% due 1/23/12
	Market value (including accrured interest) $1,760,622	1,577,672
1,976,332	Reverse Repurchase Agreement with Credit Suisse,
	dated 5/15/07 bearing 5.350% to be repurchased at $1,982,499
	on 6/5/07, collateralized by: $2,321,000 Bolivarian Republic
	of Venezuela, 5.750% due 2/26/16;
	Market value (including accrured interest) $2,118,121	1,976,332
3,770,907	Reverse Repurchase Agreement with Credit Suisse,
	dated 5/31/07 bearing 5.150% to be repurchased at an amount and date to be determined,
	collateralized by: $3,044,000 Federative Republic
	of Brazil, Collective Action Securities, Notes, 11.000% due 8/17/40;
	Market value (including accrured interest) $4,177,445	3,770,907
1,237,836	Reverse Repurchase Agreement with Credit Suisse,
	dated 5/31/07 bearing 4.750% to be repurchased at an amount and date to be determined,
	collateralized by: $1,129,000 Bolivarian Republic
	of Venezuela, 9.375% due 1/13/34;
	Market value (including accrured interest) $1,357,399	1,237,836
874,575	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 10/17/06 bearing 1.450% to be repurchased at an amount and date to be determined,
	collateralized by: $575,000 Republic of Turkey,
	11.875% due 1/15/30;
	Market value (including accrured interest) $922,841	874,575

	Total Reverse Repurchase Agreements
	(Cost — $25,613,787)	$25,613,787

3.  Loan

At May 31, 2007, the Fund had a $35,000,000 loan available pursuant to an amended and restated revolving credit and security agreement, dated as of November 20, 2006, among the Fund, Panterra Funding, LLC and Citibank N.A. (“Citibank”) as a secondary lender, for which Citibank also acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total credit available, whether used or unused. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Partners Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: July 27, 2007